Supplement to the John Hancock 500 Index Fund
                               Class R Prospectus
                               dated March 1, 2003


On page 5, the "Portfolio Manager" section has been deleted and replaced with the following:


John Hancock 500 Index Fund
---------------------------

     PORTFOLIO MANAGER



     Team responsible for day-to-day
     investment management


December 1, 2003

            Supplement to the John Hancock 500 Index Fund Prospectus
                               dated March 1, 2003



On page 5, the "Portfolio Manager" section has been deleted and replaced with the following:


John Hancock 500 Index Fund
---------------------------


     PORTFOLIO MANAGER

     Team responsible for day-to-day
     investment management






December 1, 2003